CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Consolidated Statement Of Comprehensive Income [line items]
Net income	$ 109	$ 45	$ 262	$ 125
Other comprehensive income (loss) that will not be reclassified to net income
Revaluations of property, plant and equipment	0	179	0	176
Actuarial (loss) gain on defined benefit plans	(8)	1	(13)	5
Deferred income taxes on above items	4	(51)	4	(51)
Total items that will not be reclassified to net income	(4)	129	(9)	130
Other comprehensive income (loss) that may be reclassified to net income
Foreign currency translation	33	(637)	168	(408)
(Losses) gains arising during the period on financial instruments designated as cash-flow hedges	6	(3)	2	14
Unrealized gain on foreign exchange swaps net investment hedge	7	57	1	61
Unrealized (loss) gain on investments in equity securities	(3)	(4)	23	(11)
Reclassification adjustments for amounts recognized in net income	(4)	3	0	14
Deferred income taxes on above items	2	(5)	1	(16)
Total items that may be reclassified subsequently to net income	41	(589)	195	(346)
Other comprehensive income (loss)	37	(460)	186	(216)
Comprehensive income (loss)	146	(415)	448	(91)
Comprehensive income (loss) attributable to:
Preferred limited partners' equity	11	10	21	19
Limited partners' equity	24	(174)	79	(136)
Comprehensive income (loss)	146	(415)	448	(91)
Participating non-controlling interests - in operating subsidiaries
Consolidated Statement Of Comprehensive Income [line items]
Net income	74	31	168	87
Other comprehensive income (loss) that may be reclassified to net income
Other comprehensive income (loss)	2	(149)	85	52
Comprehensive income (loss) attributable to:
Non-controlling interests	76	(118)	253	139
General partnership interest in a holding subsidiary held by Brookfield
Consolidated Statement Of Comprehensive Income [line items]
Net income	1	0	1	0
Other comprehensive income (loss) that may be reclassified to net income
Other comprehensive income (loss)	(1)	(3)	0	(2)
Comprehensive income (loss) attributable to:
Non-controlling interests	0	(3)	1	(2)
Participating non-controlling interests - in a holding subsidiary - Redeemable/Exchangeable units held by Brookfield
Consolidated Statement Of Comprehensive Income [line items]
Net income	7	(1)	25	2
Other comprehensive income (loss) that may be reclassified to net income
Other comprehensive income (loss)	11	(125)	33	(100)
Comprehensive income (loss) attributable to:
Non-controlling interests	18	(126)	58	(98)
Preferred equity
Consolidated Statement Of Comprehensive Income [line items]
Net income	7	6	13	13
Other comprehensive income (loss) that may be reclassified to net income
Other comprehensive income (loss)	10	(10)	23	(26)
Comprehensive income (loss) attributable to:
Non-controlling interests	$ 17	$ (4)	$ 36	$ (13)